Equity	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Equity

22. Equity

Ordinary Shares

On April 22, 2020, initial shareholders of the Company approved a consolidation and increase of share capital such that the authorized share capital of the Company consists of $75,000 divided into 500,000,000 ordinary shares of $0.00015 par value each, resulting in an aggregate of 12,000,000 ordinary shares outstanding.

On May 29, 2020, the shareholders approved a consolidation and increase of share capital such that the authorized share capital of the company consists of $100,000 divided into 500,000,000 ordinary shares of $0.0002 par value each, resulting in an aggregate of 9,000,000 ordinary shares outstanding.

On July 27, 2020, the Company closed its initial public offering of 3,000,000 ordinary shares, US$0.0002 par value per share at an offering price of $5.00 per share, resulting in an aggregate of 12,000,000 ordinary shares outstanding.

On September 1, 2021, the Company issued 2,900,000 new ordinary shares, resulting in an aggregate of 14,900,000 ordinary shares outstanding.

On August 5, 2022, the company issued the 791,667 shares as part of the purchase price of the acquisition of Wuxi Talent, which were subsequently returned to the Company and canceled in July 2023, see Note 7 for more details. Unless otherwise noted, all share and per share information has been adjusted to retroactively show the effect of the stock consolidation.

On March 3, 2023, the Company issued a one-year convertible bond with the original principal amount of $1,000,000 and 7% annual interest rate on a basis of a 360-day year. According to the agreement, if the closing bid price of ordinary shares of Company as reported by Nasdaq exceeds the Conversion Price at $1.82 per share for at least five consecutive days, all of the outstanding balances shall be automatically converted into ordinary shares (“Mandatory Conversion”). From March 27 to March 31, 2023, stock price exceeded $1.82 for five consecutive days, thus mandatory event was triggered on March 31, 2023, and the Company recorded this conversion into additional paid in capital for the year ended March 31, 2023, due to issuance of the common shares were not completed until subsequently after March 31, 2023. On April 3, 2023, the company issued 549,451 ordinary shares of par value $0.0002 per share at the conversion price of US$1.82 per the conversion terms to the lender, Fun and Cool Limited, with the total conversion amount in $1,000,000.

Warrants

In July 2020, we issued non-redeemable warrants to purchase an aggregate of 150,000 ordinary shares to underwriters in our initial public offering and certain of its affiliates. Such warrants are exercisable by the warrant holders, from December 27, 2020 to 5:00 p.m., Eastern time, June 30, 2025, to purchase, in whole or in part, up to 150,000 shares of our ordinary shares at a price of $6.00 per share and have cashless exercise options, subject to standard anti-dilution adjustments for share sub-divisions and similar transactions. As of August 16, 2024, no exercise of warrant has occurred.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On March 8, 2022, Skillful Craftsman issued to Tadpole Investing Carnival Limited, a British Virgin Islands company, a warrant to purchase the ordinary shares of Skillful Craftsman for an aggregate exercise price of no more than $10,000,000. Subject to certain limitations that are described below in this paragraph, up until January 3, 2025, the holder may exercise the warrant at the exercise price, which will be (x) $1.80 per share for any part of the warrant that is exercised between March 8, 2022 and January 3, 2023, (y) $2.50 per share for any part of the warrant that is exercised between January 4, 2023 and January 3, 2024, and (z) $3.00 per share for any part of the warrant that is exercised between January 4, 2024 and January 3, 2025, by delivering required documents to Skillful Craftsman. Without the prior written consent of Skillful Craftsman, the holder may not exercise the warrant for more than (i) $4,000,000 up until January 3, 2023, (ii) $7,000,000 up until January 3, 2024, and (iii) $10,000,000 up until January 3, 2025. As of August 16, 2024, no exercise of warrant has occurred.